Variable Interest Entities (“VIEs”) (Details) - Schedule of Variable Interest Entities - VIE [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Total assets	¥ 139,541	¥ 102,965
Total current liabilities	(39,996)	(50,457)
Total liabilities	(68,430)	(77,990)
Net revenues	122,880	141,086	¥ 16,267
Operating costs and expenses	100,957	67,788	1,814
Net income (loss)	(13,085)	(4,136)	14,431
Net cash generated from operating activities	¥ 3,754	¥ 98,715	¥ 48,923